Income Taxes - Summary of Reconciliation of Income Taxes Expenses (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Profit before income tax	$ 558,838,486	¥ 3,890,521,771	¥ 2,649,046,731	¥ 2,420,004,823
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 139,709,622	¥ 972,630,443	¥ 662,261,683	¥ 605,001,206
Effect of different tax rates	(79,426,516)	(552,951,519)	(574,131,524)	(367,422,131)
Exempt income	(233,528)	(1,625,772)	(2,720,020)	(2,064,183)
Expenses not deductible for tax purposes	638,719	4,446,637	27,662,307	4,298,559
Adjustment on current income tax of the previous periods	352,454	2,453,713	(16,309,757)
Financial subsidy			(31,810,061)	(32,929,930)
Deferred only adjustment	10,371,830	72,206,605
Research and development super-deduction	(2,095,385)	(14,587,649)
Tax rate change	(1,705,049)	(11,870,214)	5,200,618
Changes in valuation allowance	22,340,717	155,531,602	87,577,272	48,662,482
Income tax expenses	$ 89,952,864	¥ 626,233,846	¥ 157,730,518	¥ 255,546,003